CASH FLOW GENERATED FROM OPERATIONS - RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation from profit before income tax to net cash generated from operations
Profit/(loss) before income tax:	¥ (1,249,586)	$ (196,087)	[1]	¥ (690,745)	¥ 1,009,092
Adjustments for:
Depreciation of fixed assets (Note 6)	1,786,110			1,662,179	1,637,298
Depreciation of right-of-use assets (Note 8)	68,410			65,511	65,324
Impairment of fixed assets (Note 6)	16,796			11,835	20,697
Gains on disposal of assets classified as held for sale	0			(1,188,645)	0
Provision for impairment of materials and supplies (Note 18)	5,695			0	10,793
Loss on disposal of fixed assets and costs on repairs	53,854			165,253	161,435
Amortization of long-term prepaid expenses (Note 13)	27,381			19,340	16,438
Share of results of associates, net of tax (Note 11)	(18,144)			(22,162)	7,039
Dividend income on FVOCI/AFS (Note 32)	(9,802)			(7,735)	(7,047)
Reversal of impairment of receivables	(40,613)			(358)	0
Reversal of renovation cost for the separation and transfer of facilities (Note 32)	(65,937)			0	0
Write-back of outstanding of payables (Note 32)	(20,354)			(2,903)	0
Amortization of deferred income	(11,164)			(8,377)	(2,299)
Interest expense on lease liabilities (Note 33)	67,648			57,629	57,670
Interest income	(9,927)			(8,310)	(4,606)
Operating profit before working capital changes	600,367			55,415	2,971,834
(Increase)/decrease in trade receivables	(637,544)			780,765	(638,401)
Decrease in materials and supplies	28,868			2,005	16,438
(Increase)/decrease in prepayments and other receivables	94,431			(108,998)	(64,221)
Decrease in long-term receivable	8,023			6,155	6,000
Increase in trade payables	993,459			701,825	98,393
Increase/(decrease) in accruals and other payables	(84,724)			159,454	358,625
Net cash generated from operations	¥ 1,002,880	$ 157,374	[2]	¥ 1,587,621	¥ 2,748,668

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.
[2]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.